Summary of Significant Accounting Policies (Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Intangible Assets, Net (Excluding Goodwill)	$ 612	$ 285
Finite-Lived Intangible Assets, Accumulated Amortization	$ 732	610
Finite-Lived Intangible Assets, Amortization Method	sum-of-the-years digits method
Finite-Lived Intangible Asset, Useful Life	10 years
Amortization of Intangibles	$ 122	$ 105	$ 121
2017	150
2018	126
2019	101
2020	77
2021	52
Thereafter	106
Amortization Expense for the Core Deposit Intangible, Total	$ 612